Issued Capital (Details 2)	12 Months Ended
	Jun. 30, 2019 AUD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 AUD ($) $ / shares shares	Jun. 30, 2017 AUD ($) $ / shares shares	Jun. 30, 2016 AUD ($)	Jun. 30, 2019 $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	326,945,962	326,945,962
Issued during the year	$ 12,722,308
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	326,945,962	326,945,962
Issued during the year	$ 12,722,308		$ (107,678)	$ (159,564)	$ (16,500)
Issue Price | $ / shares
Ordinary shares [Member] | 30 June 2017 [Member]
Disclosure of classes of share capital [line items]
Issue Price | $ / shares
Security issuance costs				$ (159,564)
Ordinary shares [Member] | June 30, 2018 [Member]
Disclosure of classes of share capital [line items]
Issue Price | $ / shares
Security issuance costs			$ (107,678)
Ordinary shares [Member] | 13 July 2018 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	3,083,580	3,083,580
Issue Price | $ / shares	$ 0.05
Issue of shares under ATM Facility	$ 166,086
Ordinary shares [Member] | 4 January 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	15,789,360	15,789,360
Issue Price | $ / shares						$ 0.05
Issue of shares under ATM Facility		$ 749,614
Ordinary shares [Member] | 4 February 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	1,912,440	1,912,440
Issue Price | $ / shares						0.04
Issue of shares under ATM Facility		$ 78,508
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	7,930,740	7,930,740
Issue Price | $ / shares						0.05
Issue of shares under ATM Facility		$ 430,346
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	3,723,120	3,723,120
Issue Price | $ / shares						0.05
Issue of shares under ATM Facility		$ 169,064
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	156,000	156,000
Issue Price | $ / shares						0.05
Issue of shares under ATM Facility		$ 7,341
Ordinary shares [Member] | 21 March 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	1,014,240	1,014,240
Issue Price | $ / shares						0.04
Issue of shares under ATM Facility		$ 43,544
Ordinary shares [Member] | 8 April 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	269,905,533	269,905,533
Issue Price | $ / shares						0.04
Issue of shares under strategic investment by Life Biosciences LLC		$ 10,526,318
Ordinary shares [Member] | 8 April 2019 [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during the year | shares	23,430,949	23,430,949
Issue Price | $ / shares						$ 0.04
Issue of shares to sophisticated and professional investors		$ 913,807
Ordinary shares [Member] | June 30, 2019 [Member]
Disclosure of classes of share capital [line items]
Security issuance costs	$ (362,320)